UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended:March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number: 28-13569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  April 20  2011

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         36

Form 13F Information Table Value Total: $145,594(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number          Name
01        28-13582                 Mitsubishi UFJ Financial Group, Inc.
02        28-13570                 Mitsubishi UFJ Securities Holdings Co., Ltd.



	                   FORM 13F INFORMATION TABLE
                              	                	         	VALUE   	SHARES/ 	SH/  	PUT/	INVSTMT	OTHER       	VOTING AUTHORITY
NAME  OF  ISSUER              	TITLE  OF  CLASS	CUSIP    	(X$1000)	PRN  AMT	PRN	CALL	DSCRETN	MANAGERS    	SOLE    	SHARED  	NONE
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------	--------	--------
ACCENTURE PLC IRELAND         	SHS CLASS A     	G1151C101	 6113    111200  	SH 	         DEFINED	01      02   	111200  	0       	0
ALTRIA GROUP INC              	COM             	02209S103	 10920   419500  	SH 	         DEFINED	01      02   	419500  	0       	0
AMERICAN ELEC PWR INC         	COM             	025537101	 4795    136464  	SH 	         DEFINED	01      02   	136464  	0       	0
BANK OF NEW YORK MELLON CORP  	COM             	064058100	 3782    126600  	SH 	         DEFINED	01      02   	126600  	0       	0
BOEING CO 			COM             	097023105	 5648    76400    	SH 	         DEFINED	01      02   	76400   	0       	0
CAPITAL ONE FINL CORP		COM             	14040H105	 3487    67100    	SH 	         DEFINED	01      02   	67100   	0       	0
CARNIVAL CORP 		 	PAIRED CTF      	143658300	 2812    73300    	SH 	         DEFINED	01      02   	73300   	0       	0
COLGATE PALMOLIVE CO		COM             	194162103	 6967    86270    	SH 	         DEFINED	01      02   	86270   	0       	0
COMCAST CORP                  	CL A            	20030N101	 7372    298200  	SH 	         DEFINED	01      02   	298200  	0       	0
CRANE CO                      	COM             	224399105	 97      2000    	SH 	         DEFINED	01      02   	2000    	0       	0
CSX CORP                      	COM             	126408103	 322     4100    	SH 	         DEFINED	01      02   	4100    	0       	0
FIRSTENERGY CORP              	COM             	337932107	 4592    123800  	SH 	         DEFINED	01      02   	123800  	0       	0
GENERAL DYNAMICS CORP         	COM             	369550108	 4762    62200   	SH 	         DEFINED	01      02   	62200   	0       	0
GENERAL ELECTRIC CO           	COM             	369604103	 6191    308800  	SH	         DEFINED	01      02   	308800  	0       	0
GOOGLE INC                    	CL A             	38259P508	 3488    5950    	SH	         DEFINED	01      02   	5950    	0       	0
HARBIN ELECTRIC INC           	COM             	41145W109	 83      4000    	SH 	         DEFINED	01      02   	4000    	0       	0
HDFC BANK LTD                 	ADR REPS 3 SHS  	40415F101	 799     4700    	SH 	         DEFINED	01      02   	4700    	0       	0
HOLLYSYS AUTOMATION TECHNOLO  	SHS             	G45667105	 266     20000   	SH	         DEFINED	01      02   	20000   	0       	0
INFOSYS TECHNOLOGIES LTD      	SPONSORED ADR   	456788108	 1692    23600   	SH	         DEFINED	01      02   	23600   	0       	0
INTEL CORP                    	COM             	458140100	 4352    215790  	SH 	         DEFINED	01      02   	215790  	0       	0
JPMORGAN CHASE & CO           	COM             	46625H100	 6503    141068  	SH 	         DEFINED	01      02   	141068  	0       	0
KRAFT FOODS INC               	CL A            	50075N104	 5341    170300  	SH	         DEFINED	01      02   	170300  	0       	0
LOWES COS INC                 	COM             	548661107	 6528    247000  	SH 	         DEFINED	01      02   	247000  	0       	0
MDU RES GROUP INC             	COM             	552690109	 5338    232400  	SH 	         DEFINED	01      02   	232400  	0       	0
MERCK & CO INC                	COM             	58933Y105	 5311    160892  	SH 	         DEFINED	01      02   	160892  	0       	0
METLIFE INC                   	COM             	59156R108	 3905    87300    	SH 	         DEFINED	01      02   	87300    	0       	0
MICROSOFT CORP                	COM             	594918104	 8786    346447  	SH 	         DEFINED	01      02   	346447  	0       	0
NORFOLK SOUTHERN CORP         	COM             	655844108	 284     4100    	SH 	         DEFINED	01      02   	4100    	0       	0
PFIZER INC                    	COM             	717081103	 6197    305100  	SH 	         DEFINED	01      02   	305100  	0       	0
PITNEY BOWES INC              	COM             	724479100	 5089    198100  	SH 	         DEFINED	01      02   	198100  	0       	0
REPUBLIC SVCS INC             	COM             	760759100	 5515    183600  	SH 	         DEFINED	01      02   	183600  	0       	0
TIMKEN CO                    	COM             	887389104	 4247    81200   	SH 	         DEFINED	01      02   	81200   	0       	0
UNION PAC CORP                	COM             	907818108	 334     3400    	SH 	         DEFINED	01      02   	3400    	0       	0
WABTEC CORP                   	COM             	929740108	 373     5500    	SH 	         DEFINED	01      02   	5500    	0       	0
WOODWARD INC                 	COM             	980745103	 135     3900    	SH 	         DEFINED	01      02   	3900    	0       	0
XILINX INC	          	COM             	983919101	 3168    96600    	SH 	         DEFINED	01      02   	96600    	0       	0